AB CAP FUND, INC.
-AB All Market Income Portfolio

Supplement dated March 31, 2015 to the Prospectus and Summary Prospectus dated December 18, 2014 (the "Prospectuses") of AB All Market Income Portfolio (the "Portfolio").
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Portfolio Managers
The following chart replaces the chart under the heading "Portfolio Managers" in the summary section of the Prospectus  and reflects those persons responsible for day-to-day management of the Portfolio's portfolio.
AB All Market Income Portfolio
Employee	Length of Service	Title
Morgan C. Harting	Since March 2015	Senior Vice President of the Adviser
Daniel J. Loewy	Since December 2014	Senior Vice President of the Adviser
Vadim Zlotnikov	Since December 2014	Senior Vice President of the Adviser

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The following chart  replaces the chart under the heading "Management of the Fund - Portfolio Managers" in the Prospectus.
AB All Market Income Portfolio
Employee; Year; Title	Principal Occupation(s) During the Past Five (5) Years

Morgan C. Harting; since March 2015; Senior Vice President of the Adviser
Senior Vice President and Portfolio Manager—Multi-Asset Solutions and Multi-Asset Income Strategies of the Adviser, with which he has been associated in a substantially similar capacity to his current position since prior to 2010.

Daniel J. Loewy; since December 2014; Senior Vice President of the Adviser
Senior Vice President, Chief Investment Officer and Co-Head of Multi-Asset Solutions, and Chief Investment Officer of Dynamic Asset Allocation of the Adviser, with which he has been associated in a substantially similar capacity to his current position since prior to 2010.

Vadim Zlotnikov; since December 2014; Senior Vice President of the Adviser
Senior Vice President, Chief Market Strategist, Co-Head of Multi-Asset Solutions, and Chief Investment Officer of Systematic and Index Strategies of the Adviser. Previously, he was Chief Investment Officer of Growth Equities from 2008 until 2010.

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This Supplement should be read in conjunction with the Prospectuses for the Portfolio.
You should retain this Supplement with your Prospectuses for future reference.
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